SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT USEFUL LIFE

Plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Leasehold improvements	Shorter of 3 years or the term of lease
Office equipment	5 years
Motor vehicle	5 years
Computer equipment	3 years

SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS

		Years ended September 30,
Type of revenue	Point of recognition	2023	2024	2025	2025
		HKD	HKD	HKD	USD

Product sales	Point in time	$81,623,606	$84,490,029	$103,639,251	$13,319,699
Product sales (self-branded)	Point in time	-	601,458	2,574	331
Sourcing service	Point in time	2,207,276	594,708	1,262,844	162,300
Logistic service	Point in time	165,561	1,992,909	2,004,575	257,628
Total		$83,996,443	$87,679,104	$106,909,244	$13,739,958

SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHIC REGION

	Years ended September 30,
By geographic region	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Western Europe	$51,550,492	$55,421,000	$31,860,524	$4,094,709
North America	31,488,475	23,930,354	45,271,596	5,818,298
Middle East	103,868	5,569	1,822	234
East Asia	853,608	8,322,181	29,775,302	3,826,717
Total	$83,996,443	$87,679,104	$106,909,244	$13,739,958